Additional Financial Information - (Accounts Receivable Monetization) (Details) - Trade Accounts Receivable - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Individual Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received		$ 464,900,000	$ 491,900,000	$ 383,000,000
Carrying value of receivables transferred and derecognized		478,300,000	512,300,000	400,500,000
Loss recorded related to transfers of receivables		13,400,000	20,400,000	17,500,000
Derecognized accounts receivable for which the Company continues to service, amount outstanding		429,900,000	449,200,000
Individual Monetization Agreements | LIONS GATE ENTERTAINMENT CORP [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Net cash proceeds received		1,280,000,000	1,385,900,000	1,382,700,000
Carrying value of receivables transferred and derecognized		1,300,400,000	1,413,200,000	1,405,900,000
Loss recorded related to transfers of receivables		20,400,000	27,300,000	23,200,000
Derecognized accounts receivable for which the Company continues to service, amount outstanding		574,200,000	613,400,000
Pooled Monetization Agreements
Transfer of Financial Assets Accounted for as Sales [Line Items]
Derecognized accounts receivable for which the Company continues to service, amount outstanding		$ 0
Pooled Monetization Agreements | LIONS GATE ENTERTAINMENT CORP [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross cash proceeds received for receivables transferred and derecognized			22,200,000	167,000,000
Less amounts from collections reinvested under revolving agreement			(9,100,000)	(94,300,000)
Proceeds from new transfers			13,100,000	72,700,000
Collections not reinvested and remitted or to be remitted			(13,400,000)	(66,600,000)
Net cash proceeds received			(300,000)	6,100,000
Carrying value of receivables transferred and derecognized			22,100,000	164,800,000
Obligations recorded			2,100,000	5,900,000
Loss recorded related to transfers of receivables			2,000,000	$ 3,700,000
Derecognized accounts receivable for which the Company continues to service, amount outstanding			$ 0
Revolving agreement, maximum amount of receivables allowed to transfer	$ 100,000,000